Components of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 104,930	$ 95,887
Accumulated Amortization	(30,339)	(27,138)
Net Book Value	74,591	68,749
Trade Names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Indefinite	23,145	20,339
Net Book Value, Indefinite	23,145	20,339
Contract rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	66,723	61,472
Accumulated Amortization	(16,585)	(13,603)
Net Book Value, Finite	50,138	47,869
Amortization Period	16 years	17 years
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,062	14,076
Accumulated Amortization	(13,754)	(13,535)
Net Book Value, Finite	$ 1,308	$ 541
Amortization Period	4 years	1 year